1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3333 Fax

September 29, 2010

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:            UBS PACE Select Advisors Trust (the “Registrant”)
File Nos. 33-87254 and 811-08764
Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 30 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 32 to the Registration Statement under the Investment Company Act of 1940, as amended.  This filing is being made for the purpose of making certain changes to the Registrant’s prospectuses and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A as adopted in Investment Company Release No. 28584 (Jan. 13, 2009).

No fee is required in connection with this filing.  Please direct any questions concerning the filing to the undersigned at 202.261.3451 or to Eric Sanders, Associate General Counsel, UBS Global Asset Management (Americas) at 212.882.5546.

Very truly yours,

/s/ Julien Bourgeois

Julien Bourgeois

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